Provisions for legal proceedings - Summary of Provisions for Legal Proceedings (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	$ 7,405	$ 7,026	$ 3,391
Current liabilities	3,482	2,256
Non-current liabilities	3,923	4,770
Provision for legal proceedings [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	1,093	1,364
Provision for taxes other than income tax [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	491	1,229
Civil provision [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	5,710	4,342
Other environment related provision [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	$ 111	$ 91